Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 7) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Guarantees for bank loans from other certain parties
Guarantee provided during the period	$ 141,062,000		$ 161,687,800
Ningbo Litong [Member]
Guarantees for bank loans from other certain parties
Guarantee provided during the period	30,000,000		50,625,800		81,136,800
Bank loans guaranteed	55,586,521		55,586,521		61,632,077	43,993,000
Ningbo Kewei [Member]
Guarantees for bank loans from other certain parties
Guarantee provided during the period	111,062,000		111,062,000
Bank loans guaranteed	$ 43,524,897		$ 43,524,897		$ 29,700,067